Fair value measurement	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value measurement	Fair value measurement
The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2023
	Level 1	Level 2	Level 3
Financial assets:
Money market accounts, included in cash and cash equivalents	$5,108	$—	$—
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	—	$946	—
Total financial assets	$5,108	$946	$—

	December 31, 2024
	Level 1	Level 2	Level 3
Financial assets:
Money market accounts, included in cash and cash equivalents	$19,697	$—	$—
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	—	388	—
Total financial assets	$19,697	$388	$—
Financial liabilities:
Foreign currency contracts designated as hedge instruments, included in other payables and accrued expenses	—	(29)	—
Total financial liabilities	$—	$(29)	$—